Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 227,976	$ 204,890	$ 214,109
Interest expense	787	1,030	1,009
Dividends declared	1,462		2,564
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	46,648	41,410
Accounts payable	31,612	23,961
Other non-current liabilities	8,300	5,960
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	36,500	27,343	19,981
Purchases	13,936	13,380	15,568
Interest expense			62
Dividends declared	1,462		$ 2,564
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	6,184	5,228
Accounts payable	4,856	4,363
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries included in:
Other non-current liabilities	$ 579	$ 579